CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents (Note 4)	$ 29,564,669	$ 33,517,096
Receivables	153,824	133,729
Prepaid expenses	584,514	856,358
Total current assets	30,303,007	34,507,183
Equipment (Note 6)	153,743	177,566
Mineral property interests (Note 7)	40,630,059	44,419,538
Reclamation deposits	478,614	474,959
Other assets	133,072	111,252
Total assets	71,698,495	79,690,498
Current
Accounts payable and accrued liabilities	893,797	1,903,472
Loans payable to Oyu Tolgoi LLC (Note 8)	6,419,817	6,355,408
Deferred revenue (Note 9)	31,563,511	34,507,372
Deferred income tax liabilities	2,700,268	3,407,124
Total liabilities	41,577,393	46,173,376
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 10) 146,984,385 (December 31, 2014 - 146,984,385) issued and outstanding	177,138,693	177,138,693
Additional paid-in capital	20,346,551	20,346,551
Accumulated other comprehensive loss (Note 14)	(5,685,464)	(2,850,122)
Accumulated deficit	(161,678,678)	(161,118,000)
Total stockholders' equity	30,121,102	33,517,122
Total liabilities and stockholders' equity	$ 71,698,495	$ 79,690,498